Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth additional compensation information for our CEO and our non-CEO NEOs, along with total shareholder return, net earnings and Incentive Adjusted EBIT performance results for fiscal years 2020, 2021, 2022 and 2023:

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (b, c, d)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($) (b, c, d)	Total Shareholder Return ($) (e)	Peer Group Total Shareholder Return ($) (e)	Net Earnings ($M)	Incentive Adjusted EBIT ($M) (f)
2023	4,540,362	4,016,290	4,879,134	4,514,112	54	174	134	718
2022	3,470,982	2,237,191	3,078,195	1,264,807	53	124	245	524
2021	6,445,146	820,766	5,165,440	(534,350)	61	150	178	666
2020	5,647,670	7,598,410	5,122,901	7,722,084	98	141	(690)	(1,047)
(a) NEOs included in the compensation columns reflect the following:

Year	CEO	Non-CEO NEOs
2023	Erik B. Nordstrom	Cathy R. Smith, Jason Morris, Peter E. Nordstrom, Kenneth J. Worzel, Michael W. Maher
2022	Erik B. Nordstrom	Michael W. Maher, Peter E. Nordstrom, Kenneth J. Worzel, Alexis DePree, Anne L. Bramman, Edmond Mesrobian
2021	Erik B. Nordstrom	Anne L. Bramman, Peter E. Nordstrom, Kenneth J. Worzel, Edmond Mesrobian
2020	Erik B. Nordstrom	Anne L. Bramman, Peter E. Nordstrom, Kenneth J. Worzel, Edmond Mesrobian
(b) Fair value or change in fair value
Compensation Actually Paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (“SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.
Fair value amounts were computed in a manner consistent with the fair value methodology used to account for stock-based compensation in accordance with ASC 718 and for PSUs, adjusted based on the probable achievement at each measurement date. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP.
(c) Year-end stock price
For the portion of CAP that is based on year-end stock prices, the following prices were used for 2023: $18.12 (2% decrease change from prior year), for 2022: $18.42 (16% decrease change from prior year), for 2021: $21.85 (38% decrease change from prior year), and for 2020: $35.45 (4% decrease change from prior year).
(d) Compensation Actually Paid to CEO and non-CEO NEOs
CAP for the CEO and non-CEO NEOs reflects the adjustments from Total Compensation for each respective year reported in the SCT, as shown on the following table. Total Adjustments are calculated using un-rounded numbers and then rounded to the nearest dollar.

CEO		2020	2021	2022	2023
SCT Total ($)		5,647,670	6,445,146	3,470,982	4,540,362
-	Value of stock awards and option awards reported in SCT	4,247,586	3,699,999	2,654,734	2,654,747
-	Change in pension value and Nonqualified Deferred Compensation reported in SCT	1,010,681	—	—	—
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	7,132,586	1,429,354	1,485,367	2,071,443
+	Change in fair value of prior year awards that are unvested and outstanding	155,911	(3,800,744)	(76,644)	(117,362)
+	Fair market value of awards granted this year and that vested this year	—	—	9,883	10,955
+	Change in fair value (from prior year end) of prior year awards that vested this year	(372,946)	139,177	(215,375)	(6,403)
-	Prior year fair value of prior year awards that failed to vest this year	—	—	—	—
+	Service and prior service cost for pension plans	293,457	307,833	217,712	172,042
=	Total Adjustments	1,950,740	(5,624,380)	(1,233,791)	(524,072)
CAP ($)		7,598,410	820,766	2,237,191	4,016,290

Non-CEO NEO		2020	2021	2022	2023
Average SCT ($)		5,122,901	5,165,440	3,078,195	4,879,134
-	Average value of stock awards and option awards reported in SCT	3,999,378	2,657,792	2,071,922	3,151,935
-	Average change in pension value and Nonqualified Deferred Compensation reported in SCT	480,022	347,475	—	93,105
+	Average year-end value of awards granted in fiscal year that are unvested and outstanding	6,928,154	1,298,263	855,524	3,046,547
+	Average change in fair value of prior year awards that are unvested and outstanding	296,961	(4,256,482)	(121,002)	(26,192)
+	Average fair market value of awards granted this year and that vested this year	12,197	8,747	3,038	4,038
+	Average change in fair value (from prior year end) of prior year awards that vested this year	(355,907)	46,199	(47,797)	582
-	Average prior year fair value of prior year awards that failed to vest this year	—	—	553,875	258,250
+	Average service and prior service cost for pension plans	197,178	208,750	122,646	113,293
=	Total Adjustments	2,599,184	(5,699,789)	(1,813,389)	(365,021)
Average CAP ($)		7,722,084	(534,350)	1,264,807	4,514,112
(e) TSR and Peer Group TSR
Peer Group TSR reflects the S&P Retail Index as reflected in our 2023 Annual Report pursuant to Item 201(e) of Regulation S-K for the fiscal year ended February 3, 2024. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on February 1, 2020.
(f) Company-Selected Measure
As discussed in the Compensation Discussion & Analysis on page 44, the NEOs’ bonus opportunity for 2023 was weighted heavily on Incentive Adjusted EBIT subject to achievement of the Incentive Adjusted ROIC threshold, at 100% weighting for Erik and Peter Nordstrom and 75% weighting for all other NEOs.

Named Executive Officers, Footnote	NEOs included in the compensation columns reflect the following:

Year	CEO	Non-CEO NEOs
2023	Erik B. Nordstrom	Cathy R. Smith, Jason Morris, Peter E. Nordstrom, Kenneth J. Worzel, Michael W. Maher
2022	Erik B. Nordstrom	Michael W. Maher, Peter E. Nordstrom, Kenneth J. Worzel, Alexis DePree, Anne L. Bramman, Edmond Mesrobian
2021	Erik B. Nordstrom	Anne L. Bramman, Peter E. Nordstrom, Kenneth J. Worzel, Edmond Mesrobian
2020	Erik B. Nordstrom	Anne L. Bramman, Peter E. Nordstrom, Kenneth J. Worzel, Edmond Mesrobian

Peer Group Issuers, Footnote		Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on February 1, 2020.
PEO Total Compensation Amount		$ 4,540,362	$ 3,470,982	$ 6,445,146	$ 5,647,670
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 4,016,290	2,237,191	820,766	7,598,410
Adjustment To PEO Compensation, Footnote
(b) Fair value or change in fair value
Compensation Actually Paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (“SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.
Fair value amounts were computed in a manner consistent with the fair value methodology used to account for stock-based compensation in accordance with ASC 718 and for PSUs, adjusted based on the probable achievement at each measurement date. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP.
Compensation Actually Paid to CEO and non-CEO NEOs
CAP for the CEO and non-CEO NEOs reflects the adjustments from Total Compensation for each respective year reported in the SCT, as shown on the following table. Total Adjustments are calculated using un-rounded numbers and then rounded to the nearest dollar.

CEO		2020	2021	2022	2023
SCT Total ($)		5,647,670	6,445,146	3,470,982	4,540,362
-	Value of stock awards and option awards reported in SCT	4,247,586	3,699,999	2,654,734	2,654,747
-	Change in pension value and Nonqualified Deferred Compensation reported in SCT	1,010,681	—	—	—
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	7,132,586	1,429,354	1,485,367	2,071,443
+	Change in fair value of prior year awards that are unvested and outstanding	155,911	(3,800,744)	(76,644)	(117,362)
+	Fair market value of awards granted this year and that vested this year	—	—	9,883	10,955
+	Change in fair value (from prior year end) of prior year awards that vested this year	(372,946)	139,177	(215,375)	(6,403)
-	Prior year fair value of prior year awards that failed to vest this year	—	—	—	—
+	Service and prior service cost for pension plans	293,457	307,833	217,712	172,042
=	Total Adjustments	1,950,740	(5,624,380)	(1,233,791)	(524,072)
CAP ($)		7,598,410	820,766	2,237,191	4,016,290

Non-CEO NEO		2020	2021	2022	2023
Average SCT ($)		5,122,901	5,165,440	3,078,195	4,879,134
-	Average value of stock awards and option awards reported in SCT	3,999,378	2,657,792	2,071,922	3,151,935
-	Average change in pension value and Nonqualified Deferred Compensation reported in SCT	480,022	347,475	—	93,105
+	Average year-end value of awards granted in fiscal year that are unvested and outstanding	6,928,154	1,298,263	855,524	3,046,547
+	Average change in fair value of prior year awards that are unvested and outstanding	296,961	(4,256,482)	(121,002)	(26,192)
+	Average fair market value of awards granted this year and that vested this year	12,197	8,747	3,038	4,038
+	Average change in fair value (from prior year end) of prior year awards that vested this year	(355,907)	46,199	(47,797)	582
-	Average prior year fair value of prior year awards that failed to vest this year	—	—	553,875	258,250
+	Average service and prior service cost for pension plans	197,178	208,750	122,646	113,293
=	Total Adjustments	2,599,184	(5,699,789)	(1,813,389)	(365,021)
Average CAP ($)		7,722,084	(534,350)	1,264,807	4,514,112

Non-PEO NEO Average Total Compensation Amount		$ 4,879,134	3,078,195	5,165,440	5,122,901
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 4,514,112	1,264,807	(534,350)	7,722,084
Adjustment to Non-PEO NEO Compensation Footnote
(b) Fair value or change in fair value
Compensation Actually Paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (“SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.
Fair value amounts were computed in a manner consistent with the fair value methodology used to account for stock-based compensation in accordance with ASC 718 and for PSUs, adjusted based on the probable achievement at each measurement date. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP.
Compensation Actually Paid to CEO and non-CEO NEOs
CAP for the CEO and non-CEO NEOs reflects the adjustments from Total Compensation for each respective year reported in the SCT, as shown on the following table. Total Adjustments are calculated using un-rounded numbers and then rounded to the nearest dollar.

CEO		2020	2021	2022	2023
SCT Total ($)		5,647,670	6,445,146	3,470,982	4,540,362
-	Value of stock awards and option awards reported in SCT	4,247,586	3,699,999	2,654,734	2,654,747
-	Change in pension value and Nonqualified Deferred Compensation reported in SCT	1,010,681	—	—	—
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	7,132,586	1,429,354	1,485,367	2,071,443
+	Change in fair value of prior year awards that are unvested and outstanding	155,911	(3,800,744)	(76,644)	(117,362)
+	Fair market value of awards granted this year and that vested this year	—	—	9,883	10,955
+	Change in fair value (from prior year end) of prior year awards that vested this year	(372,946)	139,177	(215,375)	(6,403)
-	Prior year fair value of prior year awards that failed to vest this year	—	—	—	—
+	Service and prior service cost for pension plans	293,457	307,833	217,712	172,042
=	Total Adjustments	1,950,740	(5,624,380)	(1,233,791)	(524,072)
CAP ($)		7,598,410	820,766	2,237,191	4,016,290

Non-CEO NEO		2020	2021	2022	2023
Average SCT ($)		5,122,901	5,165,440	3,078,195	4,879,134
-	Average value of stock awards and option awards reported in SCT	3,999,378	2,657,792	2,071,922	3,151,935
-	Average change in pension value and Nonqualified Deferred Compensation reported in SCT	480,022	347,475	—	93,105
+	Average year-end value of awards granted in fiscal year that are unvested and outstanding	6,928,154	1,298,263	855,524	3,046,547
+	Average change in fair value of prior year awards that are unvested and outstanding	296,961	(4,256,482)	(121,002)	(26,192)
+	Average fair market value of awards granted this year and that vested this year	12,197	8,747	3,038	4,038
+	Average change in fair value (from prior year end) of prior year awards that vested this year	(355,907)	46,199	(47,797)	582
-	Average prior year fair value of prior year awards that failed to vest this year	—	—	553,875	258,250
+	Average service and prior service cost for pension plans	197,178	208,750	122,646	113,293
=	Total Adjustments	2,599,184	(5,699,789)	(1,813,389)	(365,021)
Average CAP ($)		7,722,084	(534,350)	1,264,807	4,514,112

Compensation Actually Paid vs. Net Income		The relationship between CAP and Net Earnings is shown below.
Compensation Actually Paid vs. Company Selected Measure		The relationship between CAP and Incentive Adjusted EBIT is shown below.
Total Shareholder Return Vs Peer Group		The relationship between CAP, TSR and Peer Group TSR is shown below.
Tabular List, Table
The following table lists our most important performance measures used to link CAP for our NEOs to Company performance in 2023. Incentive Adjusted ROIC is used to determine bonus payouts for each of the NEOs as described on page 43 and cumulative sales and EBIT margin % are used to determine 2023 PSU payouts for the NEOs as described on page 45.

Most important performance measures for 2023
Incentive Adjusted EBIT
Incentive Adjusted ROIC
Cumulative Sales for 2023 - 2025
Cumulative EBIT Margin % for 2023 - 2025

Total Shareholder Return Amount	[4]	$ 54	53	61	98
Peer Group Total Shareholder Return Amount	[4]	174	124	150	141
Net Income (Loss)		$ 134,000,000	$ 245,000,000	$ 178,000,000	$ (690,000,000)
Company Selected Measure Amount	[5]	718,000,000	524,000,000	666,000,000	(1,047,000,000)
PEO Name		Erik B. Nordstrom	Erik B. Nordstrom	Erik B. Nordstrom	Erik B. Nordstrom
Additional 402(v) Disclosure
(c) Year-end stock price
For the portion of CAP that is based on year-end stock prices, the following prices were used for 2023: $18.12 (2% decrease change from prior year), for 2022: $18.42 (16% decrease change from prior year), for 2021: $21.85 (38% decrease change from prior year), and for 2020: $35.45 (4% decrease change from prior year).
		TSR and Peer Group TSRPeer Group TSR reflects the S&P Retail Index as reflected in our 2023 Annual Report pursuant to Item 201(e) of Regulation S-K for the fiscal year ended February 3, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name		Incentive Adjusted EBIT
Non-GAAP Measure Description	Company-Selected Measure
As discussed in the Compensation Discussion & Analysis on page 44, the NEOs’ bonus opportunity for 2023 was weighted heavily on Incentive Adjusted EBIT subject to achievement of the Incentive Adjusted ROIC threshold, at 100% weighting for Erik and Peter Nordstrom and 75% weighting for all other NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name		Incentive Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name		Cumulative Sales for 2023 - 2025
Measure:: 4
Pay vs Performance Disclosure
Name		Cumulative EBIT Margin % for 2023 - 2025
PEO | Adjustment, Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,654,747	$ 2,654,734	$ 3,699,999	$ 4,247,586
PEO | Adjustment, Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	1,010,681
PEO | Adjustment, Value of Awards Granted, Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,071,443	1,485,367	1,429,354	7,132,586
PEO | Adjustment, Change in Fair Value of Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(117,362)	(76,644)	(3,800,744)	155,911
PEO | Adjustment, Fair Market Value of Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,955	9,883	0	0
PEO | Adjustment, Change in Fair Value of Prior Year Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,403)	(215,375)	139,177	(372,946)
PEO | Adjustment, Fair Value of Prior Year Awards, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Adjustment, Service and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		172,042	217,712	307,833	293,457
PEO | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(524,072)	(1,233,791)	(5,624,380)	1,950,740
Non-PEO NEO | Adjustment, Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,151,935	2,071,922	2,657,792	3,999,378
Non-PEO NEO | Adjustment, Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		93,105	0	347,475	480,022
Non-PEO NEO | Adjustment, Value of Awards Granted, Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,046,547	855,524	1,298,263	6,928,154
Non-PEO NEO | Adjustment, Change in Fair Value of Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,192)	(121,002)	(4,256,482)	296,961
Non-PEO NEO | Adjustment, Fair Market Value of Awards Granted, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,038	3,038	8,747	12,197
Non-PEO NEO | Adjustment, Change in Fair Value of Prior Year Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		582	(47,797)	46,199	(355,907)
Non-PEO NEO | Adjustment, Fair Value of Prior Year Awards, Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		258,250	553,875	0	0
Non-PEO NEO | Adjustment, Service and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		113,293	122,646	208,750	197,178
Non-PEO NEO | Adjustment, Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (365,021)	$ (1,813,389)	$ (5,699,789)	$ 2,599,184

[1]
(b) Fair value or change in fair value
Compensation Actually Paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (“SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.
Fair value amounts were computed in a manner consistent with the fair value methodology used to account for stock-based compensation in accordance with ASC 718 and for PSUs, adjusted based on the probable achievement at each measurement date. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP.

[2]
(c) Year-end stock price
For the portion of CAP that is based on year-end stock prices, the following prices were used for 2023: $18.12 (2% decrease change from prior year), for 2022: $18.42 (16% decrease change from prior year), for 2021: $21.85 (38% decrease change from prior year), and for 2020: $35.45 (4% decrease change from prior year).

[3]
(d) Compensation Actually Paid to CEO and non-CEO NEOs
CAP for the CEO and non-CEO NEOs reflects the adjustments from Total Compensation for each respective year reported in the SCT, as shown on the following table. Total Adjustments are calculated using un-rounded numbers and then rounded to the nearest dollar.

[4]
(e) TSR and Peer Group TSR
Peer Group TSR reflects the S&P Retail Index as reflected in our 2023 Annual Report pursuant to Item 201(e) of Regulation S-K for the fiscal year ended February 3, 2024. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on February 1, 2020.

[5]
(f) Company-Selected Measure
As discussed in the Compensation Discussion & Analysis on page 44, the NEOs’ bonus opportunity for 2023 was weighted heavily on Incentive Adjusted EBIT subject to achievement of the Incentive Adjusted ROIC threshold, at 100% weighting for Erik and Peter Nordstrom and 75% weighting for all other NEOs.